Basic and Diluted Net Loss Per Share	9 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
Basic and Diluted Net Loss Per Share

Note 10: Basic and Diluted Net Loss Per Share

Net loss per share was computed by dividing the net loss by the weighted average number of common shares outstanding during the period. The weighted average number of shares was calculated by taking the number of shares outstanding and weighting them by the amount of time that they were outstanding. For the three and nine months ended September 30, 2013 and 2012, the assumed exercise of exercisable warrants and conversion of convertible notes payable are anti-dilutive due to the Company’s net loss and are excluded from the determination of net loss per common share – diluted. Accordingly, net loss per common share – diluted equals net loss per common share – basic in all periods presented.
The following table summarizes the potential shares of common stock that were excluded from diluted net loss per share, because the effect of including these potential shares was antidilutive:
	September 30,
	2013	2012
Convertible notes payable	3,735,044	1,175,953
Warrants	10,221,036	314,285